DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net losses		$ (6,543)	$ (47,825)	$ (14,988)	$ (21,531)	$ (15,310)
Accumulated deficit		(58,690)	(106,515)		(58,690)	(37,159)
Net cash used in operating activities			(32,858)	$ (12,304)	(19,130)	(14,211)
Cash and cash equivalents		11,055	47,886		11,055	9,858
Available-for-sale investments		$ 53,553	5,005		$ 53,553	$ 68,322
Net proceeds			244,000
Deferred underwriting fees			299,000
PIPE Investors [Member]
Proceeds from cash held			160,000
Initial Public Offering [Member]
Proceeds from cash held			414,000
Amount of redemption of class a common stock			$ 69,000
Maximum | Northern Genesis Acquisition Corp. II | Series C Preferred Stock
Business Combination Stock Issued	$ 5,000